Net Income Per Limited Partner Unit	12 Months Ended
Dec. 31, 2015
Partners' Capital Notes [Abstract]
Net Income Per Limited Partner Unit
Net Income Per Limited Partner Unit

Net income per unit applicable to common and subordinated units is computed by dividing the limited partners’ respective interests in net income attributable to the Partnership by the weighted average number of common units and subordinated units, respectively, outstanding for the period. Because we have more than one class of participating securities, we use the two-class method to calculate the net income per unit applicable to the limited partners. The classes of participating securities as of December 31, 2015, included common units, general partner units and incentive distribution rights (IDRs). Basic and diluted net income per unit are the same because we do not have potentially dilutive instruments outstanding for the periods presented.

Net income earned by the Partnership is allocated between the limited partners and the general partner (including the general partner’s IDRs) in accordance with our partnership agreement. First, earnings are allocated based on actual cash distributions made to our unitholders, including those attributable to the general partner’s IDRs. To the extent net income attributable to the Partnership exceeds or is less than cash distributions, this difference is allocated based on the unitholders’ respective ownership percentages, after consideration of any priority allocations of earnings.

When our financial statements are retrospectively adjusted after a dropdown transaction, the earnings of the acquired business or asset, prior to the closing of the transaction, are allocated entirely to our General Partner, and presented as net income (loss) attributable to Predecessors. The earnings per unit of our limited partners prior to the close of the transaction do not change as a result of the dropdown. After the closing of a dropdown transaction, the earnings of the acquired business are allocated in accordance with our partnership agreement as previously described.

	Millions of Dollars
	2015	2014	2013

Net income attributable to the Partnership	$194.2	116.0	28.9
Less: General partner’s distributions declared (including IDRs)*	39.9	7.9	0.5
Limited partners’ distributions declared on common units*	122.9	48.1	13.4
Limited partner’s distributions declared on subordinated units*	13.0	43.4	13.4
Distributions less than net income attributable to the Partnership	$18.4	16.6	1.6

*Distributions declared are attributable to the indicated periods.

	2015
	General Partner (including IDRs)	Limited Partners’ Common Units	Limited Partner’s Subordinated Units	Total
Net income attributable to the Partnership (millions):
Distributions declared	$39.9	122.9	13.0	175.8
Distributions less than net income attributable to the Partnership	1.1	14.5	2.8	18.4
Net income attributable to the Partnership	$41.0	137.4	15.8	194.2

Weighted average units outstanding:
Basic	1,649,169	68,173,891	12,736,051	82,559,111
Diluted	1,649,169	68,173,891	12,736,051	82,559,111

Net income per limited partner unit (dollars):
Basic		$2.02	1.24
Diluted		2.02	1.24

	2014
	General Partner (including IDRs)	Limited Partners’ Common Units	Limited Partner’s Subordinated Units	Total
Net income attributable to the Partnership (millions):
Distributions declared	$7.9	48.1	43.4	99.4
Distributions less than net income attributable to the Partnership	0.4	8.4	7.8	16.6
Net income attributable to the Partnership	$8.3	56.5	51.2	116.0

Weighted average units outstanding:
Basic	1,499,704	38,268,371	35,217,112	74,985,187
Diluted	1,499,704	38,268,371	35,217,112	74,985,187

Net income per limited partner unit (dollars):
Basic		$1.48	1.45
Diluted		1.48	1.45

	2013
	General Partner (including IDRs)	Limited Partners’ Common Units	Limited Partner’s Subordinated Units	Total
Net income attributable to the Partnership (millions):
Distributions declared	$0.5	13.4	13.4	27.3
Distributions less than net income attributable to the Partnership	0.1	0.7	0.8	1.6
Net income attributable to the Partnership	$0.6	14.1	14.2	28.9

Weighted average units outstanding:
Basic	1,437,433	35,217,112	35,217,112	71,871,657
Diluted	1,437,433	35,217,112	35,217,112	71,871,657

Net income per limited partner unit (dollars):
Basic		$0.40	0.40
Diluted		0.40	0.40

On January 21, 2016, the Board of Directors of our General Partner declared a quarterly cash distribution of $0.4580 per limited partner unit which, combined with distributions to our General Partner, will result in total distributions of $51.4 million attributable to the fourth quarter of 2015. This distribution was paid February 12, 2016, to unitholders of record as of February 3, 2016.

Subordinated Unit Conversion
Following the May 12, 2015, payment of the cash distribution attributable to the first quarter of 2015, the requirements under the partnership agreement for the conversion of all subordinated units into common units were satisfied. As a result, in the second quarter of 2015, the 35,217,112 subordinated units held by Phillips 66 converted into common units on a one-for-one basis, and thereafter participate on terms equal with all other common units in distributions of available cash. The conversion of the subordinated units does not impact the amount of cash distributions paid by us or the total number of outstanding units.